      Filed Pursuant to Rule 497(e)
      of the Securities Act of 1933

                                                              September 23, 2020

                                 PIONEER FUNDS

SUPPLEMENT TO THE PROSPECTUS, AS IN EFFECT AND AS MAY BE AMENDED FROM TIME TO
TIME, FOR:

 FUND                                         DATE OF PROSPECTUS
 Pioneer Strategic Income Fund                February 1, 2020
 Pioneer Emerging Markets Equity Fund         February 1, 2020
 Pioneer Equity Income Fund                   March 1, 2020
 Pioneer Flexible Opportunities Fund          March 1, 2020
                                              (as revised March 10, 2020)
 Pioneer Floating Rate Fund                   March 1, 2020
 Pioneer Global High Yield Fund               March 1, 2020
 Pioneer High Yield Fund                      March 1, 2020
 Pioneer Mid Cap Value Fund                   March 1, 2020
 Pioneer AMT-Free Municipal Fund              April 1, 2020
 Pioneer Select Mid Cap Growth Shares         April 1, 2020
 Pioneer International Equity Fund            April 1, 2020
 Pioneer Core Equity Fund                     May 1, 2020
 Pioneer Fund                                 May 1, 2020
 Pioneer Real Estate Shares                   May 1, 2020
 Pioneer Multi-Asset Ultrashort Income Fund   August 1, 2020
 Pioneer Dynamic Credit Fund                  August 1, 2020
 Pioneer Fundamental Growth Fund              August 1, 2020
 Pioneer Bond Fund                            November 1, 2019
 Pioneer Balanced ESG Fund                    December 1, 2019
 Pioneer Multi-Asset Income Fund              December 1, 2019
 Pioneer Solutions - Balanced Fund            December 1, 2019
 Pioneer Disciplined Growth Fund              December 31, 2019
 Pioneer Disciplined Value Fund               December 31, 2019
 Pioneer Global Equity Fund                   December 31, 2019
                                              (as revised February 1, 2020)
 Pioneer High Income Municipal Fund           December 31, 2019
 Pioneer Corporate High Yield Fund            December 31, 2019
 Pioneer Short Term Income Fund               December 31, 2019

The following supplements any information to the contrary in each fund's summary prospectus, prospectus and statement of additional information.

AUTOMATIC CONVERSION OF CLASS C SHARES
Effective December 1, 2020, Class C shares of Pioneer mutual funds will automatically convert to Class A shares after 8 years. (Until December 1, 2020,
Class C shares automatically convert to Class A shares after 10 years.)
Effective December 1, 2020, conversions of Class C shares to Class A shares will occur during the month of or following the 8th anniversary of the share purchase date. Class C shares that have been held for longer than 8 years as of
December 1, 2020, also will convert to Class A shares in December 2020. The automatic conversion is based on the relative net asset values of the two share classes without the imposition of a sales charge or fee. Generally, in order for your Class C shares to be eligible for automatic conversion to Class A shares, the fund or the financial intermediary through which you purchased your shares must have records which confirm that your Class C shares have been held for 8 years. Class C shares held through group retirement plan recordkeeping platforms of certain financial intermediaries that hold such shares in an omnibus account and do not track participant level share lot aging to facilitate such a conversion are not eligible for automatic conversion to Class
A shares. Specific intermediaries may have different policies and procedures regarding the conversion of Class C shares to Class A shares. This policy also applies to Class C2 shares if available.

                                                                   32254-00-0920
                                (Copyright)2020 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC